Rotable spare parts, furniture and equipment, net	12 Months Ended
Dec. 31, 2025
Rotable Spare Parts Furniture And Equipment Net
Rotable spare parts, furniture and equipment, net

12. Rotable spare parts, furniture and equipment, net

	Gross value				Accumulated depreciation				Net carrying value
	At December 31, 2025		At December 31, 2024		At December 31, 2025		At December 31, 2024		At December 31, 2025		At December 31, 2024
Leasehold improvements to flight equipment	US$	595,816	US$	728,201	US$	(414,190)	US$	(482,233)	US$	181,626	US$	245,968
Pre-delivery payments (1)		316,425		484,590		—		—		316,425		484,590
Flight equipment		539,141		408,830		(115,474)		(89,750)		423,667		319,080
Construction and improvements in process		17,044		14,242		—		—		17,044		14,242
Constructions and improvements		11,150		9,154		(8,684)		(7,839)		2,466		1,315
Office furniture and equipment		4,165		3,621		(2,494)		(2,428)		1,671		1,193
Workshop machinery and equipment		3,219		2,671		(1,075)		(822)		2,144		1,849
Motorized transport equipment platform		1,898		1,600		(960)		(681)		938		919
Computer equipment		1,008		1,186		(830)		(1,130)		178		56
Communications equipment		1,092		798		(362)		(489)		730		309
Electric power equipment		1,006		781		(434)		(409)		572		372
Workshop tools		1,187		660		(711)		(559)		476		101
Service carts on board		890		542		(543)		(466)		347		76
Total	US$	1,494,041	US$	1,656,876	US$	(545,757)	US$	(586,806)	US$	948,284	US$	1,070,070

	Flight equipment		Constructions and improvements		Computer equipment		Office furniture and equipment		Electric power equipment		WorkshopTools		Motorized transport equipment platform		Communications equipment		Workshop machinery and equipment		Service carts on board		Allowance for obsolescence		Pre-delivery payments		Construction and improvements in process		Leasehold improvements to flight equipment		Total
Net balance as of December 31, 2023	US$	135,039	US$	1,492	US$	85	US$	1,331	US$	185	US$	182	US$	139	US$	255	US$	1,036	US$	126	US$	—	US$	389,380	US$	27,135	US$	248,225	US$	804,610
Additions		207,075		—		2		7		251		—		985		—		964		—		—		235,287		11,183		129,354		585,108
Disposals and transfers		(367)		—		—		—		—		—		—		—		—		—		—		(159,993)		(3,938)		—		(164,298)
Borrowing costs, net (1)		—		—		—		—		—		—		—		—		—		—		—		19,916		—		—		19,916
Other movements		—		352		8		130		—		—		1		100		49		—		—		—		(20,138)		19,498		—
Depreciation		(22,667)		(529)		(39)		(275)		(64)		(81)		(206)		(46)		(200)		(50)		—		—		—		(151,109)		(175,266)
As of December 31, 2024		319,080		1,315		56		1,193		372		101		919		309		1,849		76		—		484,590		14,242		245,968		1,070,070
Cost		408,830		9,154		1,186		3,621		781		660		1,600		798		2,671		542		—		484,590		14,242		728,201		1,656,876
Accumulated depreciation		(89,750)		(7,839)		(1,130)		(2,428)		(409)		(559)		(681)		(489)		(822)		(466)		—		—		—		(482,233)		(586,806)
Net balance as of December 31, 2024		319,080		1,315		56		1,193		372		101		919		309		1,849		76		—		484,590		14,242		245,968		1,070,070
Additions		144,875		—		77		91		72		435		—		117		269		—		—		40,099		14,366		90,860		291,261
Disposals and transfers		(4,188)		—		(5)		(18)		(8)		—		—		(7)		(3)		—		—		(195,982)		(4,352)		—		(204,563)
Borrowing costs, net (1)		—		—		—		—		—		—		—		—		—		—		—		(12,282)		—		—		(12,282)
Other movements		—		1,995		92		698		209		95		346		388		307		348		—		—		(7,212)		2,734		—
Depreciation		(36,100)		(844)		(42)		(293)		(73)		(155)		(327)		(77)		(278)		(77)		—		—		—		(157,936)		(196,202)
As of December 31, 2025		423,667		2,466		178		1,671		572		476		938		730		2,144		347		—		316,425		17,044		181,626		948,284
Cost		539,141		11,150		1,008		4,165		1,006		1,187		1,898		1,092		3,219		890		—		316,425		17,044		595,816		1,494,041
Accumulated depreciation		(115,474)		(8,684)		(830)		(2,494)		(434)		(711)		(960)		(362)		(1,075)		(543)		—		—		—		(414,190)		(545,757)
Net balance as of December 31, 2025	US$	423,667	US$	2,466	US$	178	US$	1,671	US$	572	US$	476	US$	938	US$	730	US$	2,144	US$	347	US$	—	US$	316,425	US$	17,044	US$	181,626	US$	948,284

(1)	During the years ended December 31, 2025, and 2024, the Company capitalized borrowing costs of US$22,287 and US$35,107, respectively. The amount of this line is net of disposals of capitalized borrowing costs related to sale and leaseback transactions of US$34,569 and US$15,191, respectively.

a) During 2025 and 2024, the Company acquired seven engines (V2500) and 16 engines (11 NEO and five V2500), respectively, (under the terms of the Pratt & Whitney purchase agreement FMP). These acquisitions were accounted for at cost, totaling US$50,158 and US$163,463, respectively. The Company identified the major components separately at their respective cost. These components are classified as flight equipment and depreciated over their useful life.

b) During the years ended December 31, 2025 and 2024, the Company capitalized borrowing costs which amounted to US$22,287 and US$35,107, respectively (Note 23). The Company capitalizes the actual borrowing costs of the borrowings directly attributable to the construction of aircraft. For the years ended December 31, 2025 and 2024, the weighted rate of the direct borrowings used to determine the amount of borrowing costs was 7.73 % and 7.59%, respectively.

c) Depreciation expense for the years ended December 31, 2025, 2024 and 2023 was US$196,202, US$175,266, and US$127,401, respectively. Depreciation expenses for the year are recognized as a component of operating expenses in the consolidated statements of operations.

d) In October 2005 and December 2006, the Company entered into purchase agreements with Airbus and International Aero Engines AG (“IAE”) for the purchase of aircraft and engines, respectively. Under such agreements and prior to the delivery of each aircraft and engine, the Company agreed to make pre-delivery payments, which were calculated based on the reference price of each aircraft and engine, and following a formula established for such purpose in the agreements.

In 2011, the Company amended the agreement with Airbus for the purchase of 44 A320 family aircraft to be delivered from 2015 to 2020. The order included 14 A320CEO (“Current Engine Option Aircraft”) and 30 A320NEO. Additionally, during December 2017, the Company amended the agreement with Airbus for the purchase of 80 A320 family aircraft to be delivered from 2022 to 2026. The order includes 46 A320NEO and 34 A321NEO. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement.

In November 2018, the Company amended the agreement with Airbus to reschedule the remaining 26 fleet deliveries between 2019 and 2022. Also, in this amendment the Company used its rights on the Airbus Purchase Agreement to convert six A320NEO into A321NEO. In July 2020, the Company amended the agreement with Airbus to reschedule the 80 aircraft deliveries between 2023 and 2028. In October 2020, the Company amended the agreement with Airbus to reschedule the remaining 18 fleet deliveries between 2020 and 2022.

In 2021, the Company amended the agreement with Airbus for the purchase of 39 A320 family aircraft to be delivered from 2023 to 2029. The order includes only A321NEO aircraft. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement. Also, in this agreement the Company used its rights on the Airbus Purchase Agreement to convert 20 A320NEO into A321NEO.

In 2022, the Company amended the agreement with Airbus for the purchase of 25 A320 family aircraft to be delivered in 2030. The order includes only A321NEO aircraft. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement.

On August 16, 2013, the Company entered into certain agreements with IAE and International Aero Engines, LLC (“IAE LLC”) (“P&W”), which included the purchase of the engines for 14 A320CEO and 30 A320NEO respectively, delivered between 2014 and 2022. This agreement also included the purchase of one spare engine for the A320CEO fleet (which was received during the fourth quarter of 2016) and six spare engines for the A320NEO fleet received from 2017 to 2022. In November 2015, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of 16 aircraft (10 A320NEO and six A321NEO). This agreement also includes the purchase of three spare engines, two of them for the A320NEO fleet, and one for the A321NEO fleet. In April 2021, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of two aircraft A320NEO.

On May 12, 2020, the Company entered into certain agreements with IAE LLC, which included the purchase of the engines for 46 A320NEO and 34 A321NEO respectively, to be delivered between 2022 and 2028. This agreement also included the purchase of 11 firm spare engines for the A320NEO fleet to be received from 2022 to 2029.

In October 2021, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of 13 aircraft A320NEO. This agreement also includes the purchase of one spare engine for the A320NEO fleet. The Company has further amended and restated the agreement with IAE LLC to provide major maintenance services for the engines of 79 aircraft (five A320NEO and 74 A321NEO), as well as the purchase of 21 spare engines for the A320NEO fleet to be delivered from 2024 to 2030.

The Company received credit notes from P&W in December 2017 of US$3.1 million, which are being amortized on a straight-line basis, prospectively during the term of the agreement. As of December 31, 2025, 2024 and 2023, the Company amortized a corresponding benefit from these credit notes of US$216, US$216 and US$216, respectively, which is recognized as an offset to maintenance expenses in the consolidated statements of operations.

During the years ended December 31, 2025 and 2024, the amounts paid for aircraft pre-delivery payments were of US$40,099 and US$235,287, respectively.

The current purchase agreement with Airbus requires the Company to accept delivery of 118 Airbus A320 family aircraft during a period of six years (from January 2026 to December 2031). On November 26th, 2024, an agreement was signed with Airbus to reschedule the delivery date for all remaining Aircraft at the time. As of December 31, 2025 this agreement provides the addition of 118 aircraft to its fleet as follows: 12 in 2026, seven in 2027, 19 in 2028, 22 in 2029, 30 in 2030 and 28 to be delivered during 2031. Commitments to acquisitions of property and equipment are disclosed in Note 25.

During the years ended December 31, 2025, 2024 and 2023 the Company entered into aircraft sale and leaseback transactions, resulting in gains of US$29,296, US$32,175 and US$8,275, respectively. These gains were recorded under the caption other operating income in the consolidated statements of operations. These gains represented only the amount of gains that relate to the rights transferred to the buyer-lessor (Note 22).

e) During December 2017, the Company entered into an updated total support agreement with Lufthansa for 66 months, with an effective date on July 1, 2018. This agreement includes similar terms and conditions as the original agreement.

As part of this agreement, the Company received credit notes of US$5 million in 2022 and US$1.5 million in 2017, which are amortized on a straight-line basis, prospectively during the term of the agreement. For the years ended December 31, 2025, 2024 and 2023, the Company amortized a corresponding benefit from these credit notes of US$519, US$519 and US$519, respectively, recognized as an offset to maintenance expenses in the consolidated statements of operations.

For the years ended December 31, 2025, 2024 and 2023, the Company did not record any impairment loss.